SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

June 30, 2020 (Unaudited)

Shares		Value

Common Stocks — 96.84%
Communication Services — 3.92%
98,401	Glu Mobile, Inc.*	$912,177
96,532	Gray Television, Inc.*	1,346,622

		2,258,799

Consumer Discretionary — 14.96%
66,867	Delta Apparel, Inc.*	810,428
227,700	Destination XL Group, Inc.*	148,073
25,700	G-III Apparel Group Ltd.*	341,553
18,230	Grand Canyon Education, Inc.*	1,650,362
16,753	Lakeland Industries, Inc.*	375,770
33,474	Malibu Boats, Inc., Class A*	1,738,974
9,020	MasterCraft Boat Holdings, Inc.*	171,831
37,110	Perdoceo Education Corp.*	591,162
32,820	Tilly’s, Inc., Class A	186,090
44,190	Universal Electronics, Inc.*	2,068,976
174,265	ZAGG, Inc.*	547,192

		8,630,411

Consumer Staples — 1.92%
12,980	John B Sanfilippo & Son, Inc.	1,107,583

Energy — 0.80%
51,280	Par Pacific Holdings, Inc.*	461,007

Financials — 17.18%
27,680	Allegiance Bancshares, Inc.	702,795
25,700	Amerisafe, Inc.	1,571,812
140,231	Compass Diversified Holdings LP	2,417,582
19,700	First Bancorp/Southern Pines, NC	494,076
36,650	German American Bancorp, Inc.	1,139,815
14,933	Heritage Financial Corp.	298,660
18,076	Mercantile Bank Corp.	408,518
27,630	Northrim BanCorp, Inc.	694,618
17,260	Preferred Bank/Los Angeles, CA	739,591
24,200	Stock Yards Bancorp, Inc.	972,840
12,800	Triumph Bancorp, Inc.*	310,656
5,800	United Bankshares, Inc.	160,428

		9,911,391

Health Care — 2.63%
49,240	Lantheus Holdings, Inc.*	704,132
18,830	Surmodics, Inc.*	814,209

		1,518,341

Industrials — 28.97%
233,850	ACCO Brands Corp.	1,660,335

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

26,300	Air Transport Services Group, Inc.*	$585,701
4,100	Allied Motion Technologies, Inc.	144,730
12,830	Barrett Business Services, Inc.	681,658
15,854	Blue Bird Corp.*	237,652
15,308	Casella Waste Systems, Inc., Class A*	797,853
28,880	CBIZ, Inc.*	692,254
84,732	Columbus McKinnon Corp.	2,834,285
57,997	Ducommun, Inc.*	2,022,355
16,890	Ennis, Inc.	306,385
32,016	Greenbrier Cos., Inc. (The)	728,364
17,990	Harsco Corp.*	243,045
26,860	Insteel Industries, Inc.	512,220
27,810	Lydall, Inc.*	377,104
18,933	Marten Transport Ltd.	476,354
8,900	Northwest Pipe Co.*	223,123
18,493	NV5 Global, Inc.*	939,999
46,969	Patrick Industries, Inc.	2,876,851
14,699	Willdan Group, Inc.*	367,622

		16,707,890

Information Technology — 17.54%
82,550	AXT, Inc.*	392,938
22,540	Cohu, Inc.	390,844
130,400	Mitek Systems, Inc.*	1,253,144
43,970	Model N, Inc.*	1,528,397
33,100	Napco Security Technologies, Inc.*	774,209
19,703	Novanta, Inc.*	2,103,689
19,362	PC Connection, Inc.	897,622
57,906	Sapiens International Corp. NV	1,620,210
1,460	Tyler Technologies, Inc.*	506,445
26,515	Vishay Precision Group, Inc.*	651,739

		10,119,237

Materials — 4.45%
63,859	FutureFuel Corp.	763,115
32,537	Koppers Holdings, Inc.*	612,997
16,310	UFP Technologies, Inc.*	718,619
54,958	Universal Stainless & Alloy Products, Inc.*	472,639

		2,567,370

Real Estate — 2.81%
20,100	Community Healthcare Trust, Inc., REIT	822,090
61,800	UMH Properties, Inc., REIT	799,074

		1,621,164

Utilities — 1.66%
21,340	Unitil Corp.	956,459

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Total Common Stocks		55,859,652

(Cost $37,709,075)

Exchange Traded Funds — 1.45%
6,100	iShares Nasdaq Biotechnology	$833,809

Total Exchange Traded Funds		833,809

(Cost $663,979)

Investment Company — 1.96%
1,128,428	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,128,428

Total Investment Company		1,128,428

(Cost $1,128,428)

Total Investments		$57,821,889
(Cost $39,501,482) — 100.25%
Liabilities in excess of other assets — (0.25)%		(141,326)

NET ASSETS — 100.00%		$57,680,563

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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